Shareholders' Equity (Details) - Employee Stock Option [Member] - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Outstanding at beginning of year (in shares)	[1]	1,619,003	1,499,553
Number of share options, Granted (in shares)		271,000	360,749	[1]
Number of share options, forfeited (in shares)		(136,250)	0	[1]
Number of share options, Exercised (in shares)		0	(241,299)	[1]
Number of share options, Outstanding at end of year (in shares)		1,753,753	1,619,003	[1]
Number of share options, Options exercisable at year end (in shares)		1,338,097	1,227,387	[1]
Weighted average exercise price, Options outstanding at beginning of year (in dollars per share)	[1]	$ 1.71	$ 1.17
Weighted average exercise price, Granted (in dollars per share)		7.21	5.35	[1]
Weighted average exercise Price, Forfeited (in dollars per share)		7.37	0	[1]
Weighted average exercise price, Exercised (in dollars per share)		0	3.57	[1]
Weighted average exercise price, Outstanding at end of year (in dollars per share)		2.12	1.71	[1]
Weighted average exercise price, Options exercisable at year end (in dollars per share)		$ 0.92	$ 1.41	[1]

[1]	Retroactively adjusted to reflect the 729:1 share split, which occurred upon the consummation of the Reorganization.